Basis Of Presentation And Summary Of Significant Accounting Policies (Schedule Of Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Intangible Assets, Net Excluding Goodwill [Roll Forward]
Intangible assets, net, beginning balance	$ 792	$ 856
Adjustment for income taxes	(3)	(3)
Foreign currency translation adjustment	(6)	(2)
Amortization expense	(91)	(102)	$ (105)
Acquisition intangibles	1	43
Intangible assets, net, ending balance	693	792	856
Customer Relationships
Intangible Assets, Net Excluding Goodwill [Roll Forward]
Intangible assets, net, beginning balance	1,167	1,134
Adjustment for income taxes	(3)	(2)
Foreign currency translation adjustment	(6)	(3)
Acquisition intangibles	1	38
Intangible assets, net, ending balance	1,159	1,167	1,134
Trademarks
Intangible Assets, Net Excluding Goodwill [Roll Forward]
Intangible assets, net, beginning balance	282	283
Foreign currency translation adjustment	(1)	(1)
Intangible assets, net, ending balance	281	282	283
Other Intangibles
Intangible Assets, Net Excluding Goodwill [Roll Forward]
Intangible assets, net, beginning balance	109	107
Adjustment for income taxes		(1)
Foreign currency translation adjustment	(3)	(2)
Acquisition intangibles		5
Intangible assets, net, ending balance	106	109	107
Accumulated Amortization
Intangible Assets, Net Excluding Goodwill [Roll Forward]
Intangible assets, net, beginning balance	(766)	(668)
Foreign currency translation adjustment	4	4
Amortization expense	(91)	(102)
Intangible assets, net, ending balance	$ (853)	$ (766)	$ (668)